Restatement of prior year comparatives	12 Months Ended
Dec. 31, 2020
Restatement of prior year comparatives [Abstract]
Restatement of prior year comparatives
27. Restatement of prior year comparatives

As described in Note 6, Business combinations and asset acquisitions, IFRS 3 requires fair value adjustments to be recorded with effect from the date of acquisition and consequently result in the restatement of previously reported financial results. The impact on the Consolidated Statement of Financial Position as at December 31, 2019 is shown below:

	As previously reported	Adjustments	Note		As restated
	US$’000	US$’000			US$’000
Assets
Non-current assets
Goodwill	30,813	(11,682)	27	a	19,131
Intangible assets	350,953	(8,626)	27	b	342,327
Property, plant and equipment	3,036	—			3,036
Other non-current assets	2,306	(433)	27	c	1,873
Total non-current assets	387,108	(20,741)			366,367
Current assets
Trade and other receivables	36,387	(887)	27	c	35,500
Inventories	43,623	14,377	27	d	58,000
Cash and cash equivalents, including restricted cash	67,229	—			67,229
Total current assets	147,239	13,490			160,729
Total assets	534,347	(7,251)			527,096

Equity and liabilities
Equity attributable to owners of the parent
Share capital	11,918	—			11,918
Share premium	2,422	—			2,422
Other reserves	248,656	(26)			248,630
Accumulated deficit	(133,674)	2,537			(131,137)
Total equity	129,322	2,511			131,833
Non-current liabilities
Contingent consideration and contingent value rights	102,461	—			102,461
Deferred tax liability	18,921	(11,774)	27	e	7,147
Long term loan	81,610	—			81,610
Convertible notes	96,856	—			96,856
Provisions and other liabilities	4,963	—			4,963
Total non-current liabilities	304,811	(11,774)			293,037
Current liabilities
Trade and other payables	76,596	1,755	27	c	78,351
Provisions and other liabilities	23,618	257	27	c	23,875
Total current liabilities	100,214	2,012			102,226
Total liabilities	405,025	(9,762)			395,263
Total equity and liabilities	534,347	(7,251)			527,096

The above adjustments to the statement of financial position relate to the completion of the fair value assignment to identifiable assets and liabilities acquired as part of the Aegerion acquisition, the following adjustments have been reflected in the consolidated financial statements:
a)
The adjustments to goodwill are a consequence of the fair value adjustments described in more detail below, which primarily relate to the measurement of intangible assets, valuation of inventory and associated deferred tax liabilities.

b)
The fair value of intangible assets acquired, consisting of developed technology for metreleptin and lomitapide, was adjusted as a consequence of the detailed review and update to the expected future usage of inventory, the valuation of which was a factor in determining the fair value of acquired developed technology. See more detail on the update to the inventory valuation below.

c)
Accruals, provisions, and prepayments as at the acquisition date were reviewed during the twelve months following the acquisition and the fair values as at the acquisition date were updated based on the results of a review of the conditions that existed at this date.

d)
Fair value of inventory recognized at the date of acquisition was updated to reflect the results of detailed reviews of both raw material and finished good acquired. This involved a review the expected timing of transition from usage of acquired finished goods to usage of new inventory, including the review of expected timing of manufacture runs and the review of expected inventory usage. Additionally, a review was conducted on the demand and production that would be saleable in the future. The review resulted in a change in the assumptions and estimates regarding the usage of acquired inventory, leading to an increase in the estimated usage of acquired inventory and consequently resulting in an increase in the fair value of acquired inventory.

e)
Deferred tax was updated to reflect the above changes to the fair value of the inventory and of intangible assets. In addition, deferred tax was updated to reflect the results of a review of the historic tax basis of U.S. intangible assets included in the Aegerion acquisition. This review identified that the tax basis of the asset in question was understated at the time of the acquisition. The closing deferred tax liability as of December 31, 2019 was adjusted for the correct tax basis.

As noted above, IFRS 3 requires fair value adjustments to be recorded as if the accounting for the business combination had been completed at the acquisition date. Consequently, the comparative information for prior periods presented in financial statements were revised, including changes in inventory fair value step-up amortization, intangible amortization and deferred tax effects recognized in completing the acquisition accounting. The impact on the Consolidated Statement of Comprehensive Loss of the fair value adjustments for the year ended December 31, 2019 is shown below:

	As previously reported	Adjustments	Note		As restated
	US$’000	US$’000			US$’000
Revenue	58,124	—			58,124
Cost of sales	(42,001)	3,268	27	f	(38,733)
Gross profit	16,123	3,268			19,391
Research and development expenses	(15,827)	—			(15,827)
Selling, general and administrative expenses	(35,498)	—			(35,498)
Restructuring and acquisition costs	(13,038)	—			(13,038)
Share based payment expenses	(841)	—			(841)
Impairment charge	(4,670)	—			(4,670)
Operating loss before finance expense	(53,751)	3,268			(50,483)
Non-cash change in fair value of contingent consideration	(6,740)	—			(6,740)
Non-cash contingent value rights finance expense	(1,511)	—			(1,511)
Net finance expense - other	(4,759)	—			(4,759)
Loss on ordinary activities before taxation	(66,761)	3,268			(63,493)
Tax credit on loss on ordinary activities	1,226	(731)	27	g	495
Loss for the year attributable to the equity holders of the Company	(65,535)	2,537			(62,998)
Exchange translation differences which may be reclassified through profit or loss	781	(26)			755
Total other comprehensive income	781	(26)			755
Total comprehensive loss for the year attributable to the equity holders of the Company	(64,754)	2,511			(62,243)

Loss per share
Loss per share - basic and diluted, attributable to ordinary equity holders of the parent (US$)	(0.86)				(0.83)

The above adjustments relate to the impact on the statement of comprehensive loss as result of the fair value adjustments following the completion of the fair value assignment to identifiable assets and liabilities acquired as part of the Aegerion acquisition.

Non-cash adjustments to the statement of comprehensive loss:
f)
Cost of sales has been adjusted for the impact on the non-cash amortization of inventory fair value step-up and acquired intangibles, for the period from the date of acquisition to the year end, as a result of the update to acquired inventory and intangible fair values following the finalization of acquisition accounting for the Aegerion acquisition. See Note 27b and 27d, above, for further detail on the fair value adjustments to acquired inventory and intangible.

g)
As a result of a change in the measurement of the deferred tax liability at the acquisition date, there was a non-cash adjustment to the tax charge for the period from the date of acquisition to the year end.